Loans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 1,235,000	$ 3,798,000	$ 2,854,000
Loans and Leases Receivable, Deferred Income	12,200,000	11,100,000
Deposit Liabilities Reclassified as Loans Receivable	1,900,000	2,900,000
Troubled Debt Restructuring, Classification removed	500,000	2,700,000
Partial charge-offs on impaired loans	10,040,000	24,943,000
Allowance for loans individually evaluated for impairment	684,000	548,000
Recorded investment, related to loans	3,500,000	2,100,000
Loans 90 days past due and still accruing	1,845,000	2,138,000
financing receivable non accrual current	56,100,000	65,900,000
TDRs included in nonaccrual loan totals	38,500,000	46,900,000
Nonaccrual TDRs considered current	32,400,000	38,000,000
TDRs included in accruing loan totals	20,200,000	18,200,000
Loans and Leases Receivable, Impaired, Commitment to Lend	1,300,000	700,000
Specific reserves related to troubled debt restructuring	500,000	200,000
Additional specific reserves related to troubled debt restructuring	300,000	1,000,000	1,300,000
Modified substandard commercial loans, total recorded investment	106,000	26,000
Modified substandard consumer loans total recorded investment	8,900,000	7,400,000
Nonaccrual loans not classified as TDRs at prior fiscal year end	1,800,000	9,400,000	800,000
Consumer
Financing Receivable, Recorded Investment [Line Items]
Allowance for loans individually evaluated for impairment	0	0
Loans 90 days past due and still accruing	1,256,000	1,139,000
Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	42,100,000	43,400,000
New loan made to related party	1,600,000	5,400,000
Repayment of loans due from related party	11,400,000	15,300,000
Increase (Decrease) in Customer Advances	11,400,000	3,500,000
Accruing
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	180,000	111,000	44,000
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	1,100,000	3,700,000	$ 2,800,000
Financing Receivable With No Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	7,900,000	24,700,000
Financing Receivable With Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	2,100,000	200,000
Loans receivable | Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	$ 31,100,000	$ 29,600,000